May 7, 1997




VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549


ATTN.:		Office of Filings, Information and Consumer Services


RE:		Smith Barney Telecommunications Trust (the "Trust")
		File Nos. 2-86519 and 811-3763

Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information of the Fund do not differ from those contained in Post-Effective Amendment No. 21 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on April
29, 1997, as Accession Number:0000091155-97-000226 and became effective on April 30, 1997.


	Any comments on this filing should be directed to the undersigned at
(212) 816-6393. Please return an electronic transmittal as evidence of your receipt of this filing.

					Very truly yours,

					SMITH BARNEY TELECOMMUNICATIONS
			TRUST



					/s/ Robert Vegliante
					Robert Vegliante
				Vice President & Associate General Counsel